Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2017	Dec. 31, 2016
Statement of Financial Position [Abstract]
Preferred stock, shares authorized (in shares)	200,000,000	200,000,000
Preferred stock, par value (usd per share)	$ 0.01	$ 0.01
Preferred stock, share issued (in shares)	0	0
Preferred stock, shares outstanding (in shares)	0	0
Common stock, shares authorized (in shares)	2,000,000,000.0	2,000,000,000.0
Common stock, par value (usd per share)	$ 0.010000000	$ 0.010000000
Common stock, shares issued (in shares)	141,100,000	141,100,000
Common stock, shares outstanding (in shares)	138,800,000	138,800,000